TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER PAYABLES
Current trade payables	Rp 13,875	Rp 14,766
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	12,027	11,726
USD
TRADE AND OTHER PAYABLES
Current trade payables	1,801	2,978
Others
TRADE AND OTHER PAYABLES
Current trade payables	Rp 47	Rp 62